Core Deposit Intangible Balance (Detail) (Core Deposits, USD $)	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Total core deposit intangible	$ 1,846,909
Life to Date Amortization	1,846,909
Unamortized Balance
CB&T Capital Corporation
Finite-Lived Intangible Assets [Line Items]
Total core deposit intangible	1,846,909
Life to Date Amortization	1,846,909
Unamortized Balance